Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock [Member]	Additional paid-in-capital [Member]	Accumulated other comprehensive income/(loss) [Member]	Retained earnings (Deficit) [Member]
Beginning balance at Dec. 31, 2018	$ 329,862	$ 10,603	$ 339,423	$ 76	$ (20,240)
Beginning balance (in shares) at Dec. 31, 2018		1,192,725
Net income	36,325				36,325
Pension adjustments, net of tax	(385)			(385)
Capital investment from parent	5,124		5,124
Gain on foreign currency translation, net of tax	9,742			9,742
Ending balance at Dec. 31, 2019	380,668	$ 10,603	344,547	9,433	16,085
Ending balance (in shares) at Dec. 31, 2019		1,192,725
Net income	53,623				53,623
Pension adjustments, net of tax	(294)			(294)
Capital investment from parent	369		369
Gain on foreign currency translation, net of tax	13,676			13,676
Exercise of warrants	64,374	$ 2,496	61,878
Exercise of warrants (in shares)		306,539
Conversion of convertible bonds	187,095	$ 5,825	181,270
Conversion of convertible bonds (in shares)		715,258
Ending balance at Dec. 31, 2020	$ 699,511	$ 18,924	$ 588,064	$ 22,815	$ 69,708
Ending balance (in shares) at Dec. 31, 2020		2,214,522